Other non-current assets	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent Disclosure [Abstract]
Other Noncurrent Assets
14.	Other non-current assets

	2016	2017
	RMB	RMB

Prepayment for automobiles	191,360	261,768
Automobiles purchased for future leases	250,151	583,298
Long-term prepaid expenses	387,408	123,554
Deposits and others	108,926	416,424

	937,845	1,385,044